UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  March 31, 2017

Date of reporting period:  September 30, 2016

Item 1. Reports to Stockholders.

MEYDENBAUER DIVIDEND GROWTH FUND

SEMI-ANNUAL REPORT

September 30, 2016

Meydenbauer Dividend Growth Fund
Industry Allocation of Portfolio Assets at September 30, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

Meydenbauer Dividend Growth Fund
EXPENSE EXAMPLE at September 30, 2016 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The Meydenbauer Dividend Growth Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/16 – 9/30/16).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	4/1/16	9/30/16	4/1/16-9/30/16
Actual	$1,000.00	$1,036.40	$6.07
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.10	$6.02

*Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Meydenbauer Dividend Growth Fund
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares	MONEY MARKET FUNDS - 135.93%	Value
3,290,312	Fidelity Institutional Government Portfolio - Class I, 0.27% (a)	$3,290,312
	TOTAL MONEY MARKET FUNDS (Cost $3,290,312)	3,290,312

	TOTAL INVESTMENTS IN SECURITIES (Cost $3,290,312) - 135.93%	3,290,312
	Liabilities in Excess of Other Assets - (35.93)%	(869,781)
	NET ASSETS - 100.00%	$2,420,531

(a)	Rate shown is the 7-day annualized yield as of September 30, 2016.

Meydenbauer Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $3,290,312)	$3,290,312
Receivables:
Dividends and interest	21,214
Prepaid expenses	65
Total assets	3,311,591

LIABILITIES
Payables:
Fund shares redeemed	830,433
Advisory fees	32,513
Administration and fund accounting fees	15,122
Legal fees	4,592
Transfer agent fees and expenses	4,561
Chief Compliance Officer fee	1,513
Custody fees	801
Trustee fees	654
Shareholder reporting	131
Accrued other expenses	740
Total liabilities	891,060
NET ASSETS	$2,420,531

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$2,420,531
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	190,104
Net asset value, offering and redemption price per share	$12.73

COMPOSITION OF NET ASSETS
Paid-in capital	$(5,172,572)
Undistributed net investment income	3,960
Accumulated net realized gain on investments	7,589,143
Net assets	$2,420,531

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2016 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $2,100)	$663,853
Interest	5,701
Total income	669,554

Expenses
Advisory fees (Note 4)	230,663
Administration and fund accounting fees (Note 4)	39,181
Registration fees	16,152
Transfer agent fees and expenses (Note 4)	14,135
Legal fees	6,992
Trustee fees	5,138
Chief Compliance Officer fee (Note 4)	4,513
Custody fees (Note 4)	4,367
Insurance expense	2,802
Miscellaneous expenses	852
Reports to shareholders	31
Total expenses	324,826
Less: advisory fee waiver (Note 4)	(1,259)
Net expenses	323,567
Net investment income	345,987

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	7,793,938
Net change in unrealized appreciation on investments	(6,053,529)
Net realized and unrealized gain on investments	1,740,409
Net Increase in Net Assets Resulting from Operations	$2,086,396

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$345,987	$864,809
Net realized gain on investments	7,793,938	1,509,812
Net change in unrealized
depreciation on investments	(6,053,529)	(7,212,571)
Net increase/(decrease) in net assets
resulting from operations	2,086,396	(4,837,950)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(382,184)	(824,628)
From net realized gain on investments	—	(4,511,426)
Total distributions to shareholders	(382,184)	(5,336,054)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(55,869,301)	(2,710,043)
Total decrease in net assets	(54,165,089)	(12,884,047)

NET ASSETS
Beginning of period	56,585,620	69,469,667
End of period	$2,420,531	$56,585,620
Undistributed net investment Income	$3,960	$40,157

(a)  A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2016		Year Ended
	(Unaudited)		March 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	70,427	$874,252	626,681	$8,576,378
Shares issued on reinvestments
of distributions	30,358	382,184	419,993	5,335,698
Shares redeemed	(4,485,578)	(57,125,737)	(1,257,660)	(16,622,119)
Net decrease	(4,384,793)	$(55,869,301)	(210,986)	$(2,710,043)

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout Each Period

	Six Months Ended
	Sept. 30, 2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning
of period	$12.37		$14.52	$13.88	$12.86	$11.51	$11.13

Income from investment
operations:
Net investment income	0.10		0.19	0.20	0.16	0.15	0.14
Net realized and unrealized
gain/(loss) on investments	0.35		(1.18)	1.44	2.43	1.35	0.40
Total from investment
operations	0.45		(0.99)	1.64	2.59	1.50	0.54

Less distributions:
From net investment income	(0.09)		(0.18)	(0.19)	(0.16)	(0.15)	(0.16)
From net realized gain
on investments	—		(0.98)	(0.81)	(1.41)	—	—
Total distributions	(0.09)		(1.16)	(1.00)	(1.57)	(0.15)	(0.16)

Net asset value, end of period	$12.73		$12.37	$14.52	$13.88	$12.86	$11.51

Total return	3.64	%‡	-6.95%	12.27%	20.89%	13.19%	4.96%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$2,421		$56,586	$69,470	$56,777	$45,398	$43,471

Ratio of expenses to average
net assets:
Before advisory fee
waiver/recoupment	1.20	%†	1.16%	1.15%	1.17%	1.24%	1.30%
After advisory fee
waiver/recoupment	1.19	%†	1.16%	1.16%	1.25%	1.25%	1.25%
Ratio of net investment income
to average net assets:
Before advisory fee
waiver/recoupment	1.27	%†	1.35%	1.37%	1.29%	1.34%	1.27%
After advisory fee
waiver/recoupment	1.28	%†	1.35%	1.36%	1.21%	1.33%	1.32%
Portfolio turnover rate	46.57	%‡	61.22%	49.39%	38.13%	86.58%	56.12%

†  Annualized.
‡  Not annualized.

The accompanying notes are an integral part of these financial statements.

Meydenbauer Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Meydenbauer Dividend Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek dividend income while maintaining exposure to the market.  The Fund commenced operations on September 30, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, quarterly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Money Market Funds	$3,290,312	$—	$—	$3,290,312
Total Investments in Securities	$3,290,312	$—	$—	$3,290,312

Transfers between levels are recognized at September 30, 2016, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended September 30, 2016.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund.  For the period ended September 30, 2016, the Fund incurred $230,663 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to 1.25% of average daily net assets of the Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended September 30, 2016, the Advisor reduced its fees in the amount of $1,259 for the Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2019	$1,259

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Pursuant to the Administration Agreement, the Administrator receives from the Fund, a combined fee that covers both fund accounting and fund administration services.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended September 30, 2016, the Fund incurred the following expenses for administration and fund accounting, transfer agency, Chief Compliance Officer, and custody fees:

Administration and Fund Accounting	$39,181
Transfer Agency (a)	9,815
Chief Compliance Officer	4,513
Custody	4,367

(a) Does not include out-of-pocket expenses.

At September 30, 2016, the Fund had payables due to USBFS for administration and fund accounting, transfer agency, Chief Compliance Officer fees, and to U.S. Bank, N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$15,122
Transfer Agency (a)	3,299
Chief Compliance Officer	1,513
Custody	801

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2016, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $20,858,847 and $76,235,583, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the period ended September 30, 2016 and the year ended March 31, 2016, were characterized as follows:

	September 30, 2016	March 31, 2016
Ordinary income	$382,184	$824,652
Long-term capital gains	—	4,511,402

As of March 31, 2016, the Funds most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$52,825,317
Gross unrealized appreciation	7,506,833
Gross unrealized depreciation	(1,453,304)
Net unrealized appreciation	6,053,529
Undistributed ordinary income	40,157
Undistributed long-term capital gain	-
Total distributable earnings	40,157
Other accumulated gains/(losses)	(204,795)
Total accumulated earnings/(losses)	$5,888,891

At March 31, 2016, the Fund deferred on a tax basis, post-October losses of $204,795.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

7 – SUBSEQUENT EVENT - LIQUIDATION

The Board of Trustees of the Trust have determined to close and liquidate the Meydenbauer Dividend Growth Fund. The Fund will be liquidating its assets at the close of business on October 31, 2016.

Meydenbauer Dividend Growth Fund
NOTICE TO SHAREHOLDERS at September 30, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 476-1909.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

Investment Advisor
Coldstream Capital Management, Inc.
One - 100th Avenue NE, Suite 102
Bellevue , WA 98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 476-1909

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866) 476-1909. Statements and other information herein are dated and are subject to change.

Semi-Annual Report

September 30, 2016

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

September 30, 2016

Dear Fellow Shareholders:

Results

The Aasgard Dividend Growth Small & Mid-Cap Fund (“AADGX” or the “Fund”) ended the semi-annual fiscal period from April 1, 2016 to September 30, 2016, up 9.84% on a net of fees basis. The Fund trailed slightly the return of its primary benchmark, the Russell 2500™ Index, of 9.99%.

The strategy has benefited from a risk-off environment over the past year. Since the 2008 financial crisis, the market has vacillated between extreme bullishness and bearishness, punctuated by sharp drops as evidence gathers of a threat to the global economic expansion, and rapid expansion as fears ebb. Since the Fund’s inception on April 1, 2016, we have seen a single distinct sell-off based on the Brexit vote results. During this event the Fund outperformed by falling less than the Russell 2500™ Index. After the Brexit vote the Russell 2500™ Index declined -6.87% over the following Friday and Monday, while the Fund only declined -4.64%. Our goal for the Fund has been to grow wealth prudently through ownership of companies that we believe will survive and thrive throughout an economic cycle. The price behavior of these companies has historically been less volatile than their more cyclical peers.

Market & Economic Review

Following the Brexit “leave” vote we anticipated a weak third quarter of market performance, based primarily on the uncertain U.S. presidential election and anti-trade sentiment developing in the U.S. and Europe.  This fear proved unfounded and the domestic market fully recovered from the Brexit sell-off, the S&P 500® Index making new all-time highs. Small and mid-cap indices also appreciated but have yet to surmount their 2015 year highs. We still see risk if European states begin to hold their own successful “leave” referendums, we could see an unwind of the European Union. In such an environment, business activity and investment will decline and Europe will fall into recession. This would put the sovereign debt of the Mediterranean states back into play, and hence stress the European banking system again. We are already seeing signs of that stress in the credit default swap market for protection against European bank defaults, particularly Deutsche Bank. Britain may have an orderly exit, renegotiating trade agreements that look nearly the same as those prior to their exit. Both British and European officials will likely be responsive to free-trade lobbying efforts of the European multi-national corporations.

In the U.S. the third quarter of 2016 brought about a strong patch of economic data. Industrial production, which had been weak on falling energy prices, rebounded. New home sales picked up, job growth continued, and wages increased. With the stabilization of energy prices, inflation numbers, as measured by the Consumer Price Index, have normalized and are trending upward.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

The Federal Reserve Board (the “Fed”) has backed off their original plan of four interest rate hikes in 2016 and is now indicating just one in December 2016. This follows a single rate hike last year. The Fed has been stuck in a difficult position given its goal of price stability has been hampered by sub inflation level fed-funds rates. Keeping rates very low encourages speculation and the misallocation of capital. To remove this incentive, they need to get to neutral on the overnight rate, which we feel should be somewhere near 2%. They are hamstrung by two interrelated phenomena, low interest rates in other dominant currencies resulting in a rising dollar, and lowered growth in those same nations. Monetary authorities in Europe and Japan have pushed their lending rates into negative territory to combat deflation and low economic output. Investors will seek out the greatest return on their savings, selling low and negative interest rate assets and buying positive ones, namely the U.S. dollar and U.S. denominated assets. This has resulted in the U.S. dollar appreciating and yields falling, which hurts U.S. exporters and signals slower growth and inflation expectations. Any further rate increases by the Fed could exacerbate these problems. Unless there is much stronger economic growth and inflation in the U.S., we see only small incremental increases solely based on strong indications of continued economic growth.

Portfolio Activity

In the second quarter, West Pharmaceutical Services was sold on valuation and low dividend rate concerns. WSTs dividend yield was far below 1% and forward P/E greater than 30. The stock had appreciated greatly over the prior year.  CR Bard Inc. was sold as it crossed the 15B market cap threshold, its low dividend yield also a concern. Replacing our sales is a pair that have historically offered solid dividend growth, Owens & Minor, and Hil-Rom Holdings.

In the third quarter we sold three holdings and purchased three replacements.  Holly Frontier was sold at a loss on deteriorating earnings outlook. The refining space has been under pressure since the oil export ban had been lifted, the glut of U.S. crude able to trade more freely versus global oil. Juniper Networks was sold on reduced expectations of earnings growth. The hardware router business model is under assault by the remotely hosted software offerings from Amazon, Google, and Microsoft.  Businesses are better able to leverage their operations by outsourcing their data management rather than internally managing it. Realty Income was sold on valuation concerns, the entire space—particularly retail—having appreciated greatly. REITs overall had surged over the past year. Our strategy’s REIT holdings had appreciated 34.88% over the past year. We added the REIT National Health Investors, Tupperware, Harris Corp., and Targa Resources.

Outlook

We continue to expect modest U.S. and global gross domestic product (“GDP”) growth in the 4th quarter of 2016 and well into 2017. It now appears that monetary authorities have exhausted themselves and the baton will be handed off to fiscal

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

authorities. Both candidates have indicated an interest in an increase in infrastructure spending in 2017. The consumer sector remains steady. Jobs continue to be created at a decent pace, wage growth is modest at 2.6%, and core inflation is on target at 2.2%. Low energy prices have resulted in higher non-energy retail sales, particularly online sales, food, and restaurants. Household formation is ticking up and housing starts are consistently growing. Investment remains the question mark. Business investment and capital expenditures appear modest in most sectors, and dramatically lower in the energy, minerals, and mining sectors. We are watching for evidence that cross-border business investment may continue to decline post the Brexit vote. We expect 1.5%-2.0% real GDP growth in the U.S. for 2016 and a similar figure for 2017.

Our thesis remains the same: seek out strong, stable, cash-flow generating companies that can power dividends at rates bond investors can no longer find. This dynamic is supportive of the stocks in the Fund. Our best guess is that we are now entering the end-game portion of this economic cycle. Valuations will likely float higher even as earnings stagnate. Then an event, likely higher interest rates, will spur the shedding of unproductive assets, triggering a recession. This process will likely take years. We will remain focused on finding value in fundamentally strong businesses, at fair valuations, that pay you consistently more to own them.

Sincerely,

James Walsh, CFA
Portfolio Manager

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. Please see the Schedule of Investments in this report for complete Fund holdings.

The information provided herein represents the opinion of Coldstream Wealth Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price. Dividend yield is represented as a percentage and can be calculated by dividing the dollar value of dividends paid in a given year per share of stock held by the dollar value of one share of stock. Forward price to earnings (forward P/E) is a measure of the price-to-earnings (P/E) ratio using forecasted earnings for the P/E calculation. Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

The Russell 2500® is a broad index featuring 2,500 stocks that cover the small and mid-cap market capitalizations. The Russell 2500® is a market cap weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

United States-based listed equities.  S&P 500® is a trademark of Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. and is meant to reflect the fluctuations in the value of the largest stocks traded in the United States.

You cannot directly invest in an index.

Earnings growth is not a measure of the fund’s future performance.

Mutual Fund investing involves risk, loss of principal is possible. Losing all or a portion of your investment is a risk of investing in the Fund. Investments in small- and mid-cap companies involve additional risk such as limited liquidity and greater volatility than larger companies. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus.

The Fund is distributed by Quasar Distributors, LLC.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

EXPENSE EXAMPLE at September 30, 2016 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The Aasgard Dividend Growth Small & Mid-Cap Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/16 – 9/30/16).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

EXPENSE EXAMPLE at September 30, 2016 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	4/1/16	9/30/16	4/1/16 – 9/30/16
Actual	$1,000.00	$1,098.40	$6.58
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at September 30, 2016 (Unaudited)

1.9%
0.7%
1.9%
4.1%
7.8%
10.0%
4.1%
2.0%
9.6%
1.9%
1.8%
2.0%
1.8%
2.0%
2.1%
4.1%
7.5%
7.7%
7.5%
4.4%
2.0%
3.8%
9.3%

- Accommodation and Food Services – 1.9%
- Apparel Manufacturing – 4.1%
- Chemical Manufacturing – 7.8%
- Computer and Electronic Product Manufacturing – 10.0%
- Electrical Equipment, Appliance, and Component Manufacturing – 4.1%
- Fabricated Metal Product Manufacturing – 2.0%
- Finance and Insurance – 9.6%
- Food Manufacturing – 1.9%
- Furniture and Related Product Manufacturing – 1.8%
- Health Care and Social Assistance – 2.0%
- Information – 1.8%
- Machinery Manufacturing – 2.0%
- Management of Companies and Enterprises – 2.1%
- Miscellaneous Manufacturing – 4.1%
- Professional, Scientific, and Technical Services – 7.5%
- Retail Trade – 7.7%
- Transportation and Warehousing – 7.5%
- Transportation Equipment Manufacturing – 4.4%
- Utilities – 2.0%
- Wholesale Trade – 3.8%
- REITS – 9.3%
- Closed-End Funds – 1.9%
- Money Market Funds – 0.7%

Percentages represent market value as a percentage of total investments.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares	COMMON STOCKS – 88.15%	Value

	Apparel Manufacturing – 4.08%
4,670	Cintas Corp.	$525,842
17,650	Weyco Group, Inc.	474,256
		1,000,098

	Building Material and Garden Equipment
	and Supplies Dealers – 1.97%
11,540	Fastenal Co.	482,141

	Chemical Manufacturing – 7.84%
4,380	Bio-Techne Corp.	479,610
9,915	Church & Dwight Co., Inc.	475,127
6,490	Sensient Technologies Corp.	491,942
7,250	Tupperware Brands Corp.	473,932
		1,920,611

	Computer and Electronic Product Manufacturing – 9.99%
14,575	FLIR Systems, Inc.	457,947
5,235	Harris Corp.	479,578
10,690	Plantronics, Inc.	555,452
7,120	ResMed, Inc.	461,305
9,070	Xilinx, Inc.	492,864
		2,447,146

	Credit Intermediation and Related Activities – 1.87%
30,480	Umpqua Holdings Corp.	458,724

	Electrical Equipment, Appliance,
	and Component Manufacturing – 4.13%
5,390	A.O. Smith Corp.	532,478
6,530	Dover Corp.	480,869
		1,013,347

	Fabricated Metal Product Manufacturing – 1.97%
3,930	Stanley Black & Decker, Inc.	483,311

	Food and Beverage Stores – 1.82%
15,720	Whole Foods Market, Inc.	445,662

	Food Manufacturing – 1.93%
4,730	McCormick & Co., Inc.	472,622

	Food Services and Drinking Places – 1.87%
9,110	Brinker International, Inc.	459,417

	Furniture and Home Furnishings Stores – 1.99%
9,535	Williams-Sonoma, Inc.	487,048

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 88.15%, Continued	Value

	Furniture and Related Product Manufacturing – 1.84%
9,885	Leggett & Platt, Inc.	$450,558

	Health and Personal Care Stores – 1.89%
13,355	Owens & Minor, Inc.	463,819

	Insurance Carriers and Related Activities – 7.69%
5,775	Hanover Insurance Group, Inc.	435,551
37,230	Maiden Holdings Ltd.	472,449
4,450	Reinsurance Group of America, Inc.	480,333
7,370	Safety Insurance Group, Inc.	495,411
		1,883,744

	Machinery Manufacturing – 2.00%
5,180	Lam Research Corp.	490,598

	Management of Companies and Enterprises – 2.14%
16,017	Arrow Financial Corp.	525,822

	Merchant Wholesalers, Durable Goods – 3.76%
6,665	Reliance Steel & Aluminum Co.	480,080
3,130	Watsco, Inc.	441,017
		921,097

	Miscellaneous Manufacturing – 4.08%
5,915	Hasbro, Inc.	469,237
8,550	Hill-Rom Holdings, Inc.	529,929
		999,166

	Nursing and Residential Care Facilities – 1.97%
7,310	National Healthcare Corp.	482,387

	Pipeline Transportation – 7.52%
14,200	New Jersey Resources Corp.	466,612
12,160	Targa Resources Corp.	597,178
25,310	Williams Cos., Inc.	777,776
		1,841,566

	Professional, Scientific, and Technical Services – 7.54%
7,020	Broadridge Financial Solutions, Inc.	475,886
14,920	Convergys Corp.	453,866
5,000	Jack Henry & Associates, Inc.	427,750
11,350	Leidos Holdings, Inc.	491,228
		1,848,730

	Telecommunications – 1.84%
6,930	ATN International, Inc.	450,727

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 88.15%, Continued	Value

	Transportation Equipment Manufacturing – 4.41%
6,410	Polaris Industries, Inc.	$496,391
12,220	Standard Motor Products, Inc.	583,627
		1,080,018

	Utilities – 2.01%
11,765	Avista Corp.	491,659
	TOTAL COMMON STOCKS (Cost $19,981,089)	21,600,018

	REITS – 9.29%
4,610	Digital Realty Trust, Inc.	447,724
6,230	EPR Properties	490,550
2,670	Federal Realty Investment Trust	410,993
9,010	LTC Properties, Inc.	468,430
5,840	National Health Investors, Inc.	458,323
	TOTAL REITS (Cost $2,128,265)	2,276,020

	CLOSED-END FUNDS – 1.88%
13,450	Main Street Capital Corp.	461,738
	TOTAL CLOSED-END FUNDS (Cost $419,392)	461,738

	MONEY MARKET FUNDS – 0.66%
160,705	Fidelity Institutional Government
	Portfolio – Class I, 0.27% (a)	160,705
	TOTAL MONEY MARKET FUNDS (Cost $160,705)	160,705
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $22,689,451) – 99.98%	24,498,481
	Other Assets in Excess of Liabilities – 0.02%	3,809
	NET ASSETS – 100.00%	$24,502,290

REIT – Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of September 30, 2016.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $22,689,451)	$24,498,481
Receivables:
Dividends and interest	40,222
Prepaid expenses	6,769
Total assets	24,545,472

LIABILITIES
Payables:
Administration and fund accounting fees	11,755
Advisory fees	11,382
Audit fees	8,085
Transfer agent fees and expenses	5,168
Legal fees	2,229
Chief Compliance Officer fee	1,464
Trustee fees	1,433
Shareholder reporting	782
Custody fees	376
Accrued other expenses	508
Total liabilities	43,182

NET ASSETS	$24,502,290

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$24,502,290
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	2,256,305
Net asset value, offering and redemption price per share	$10.86

COMPOSITION OF NET ASSETS
Paid-in capital	$22,745,940
Undistributed net investment income	16,553
Accumulated net realized loss on investments	(69,233)
Net unrealized appreciation on investments	1,809,030
Net assets	$24,502,290

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENT OF OPERATIONS For the Period April 1, 2016* to September 30, 2016 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$405,322
Interest	1,016
Total income	406,338

Expenses
Advisory fees (Note 4)	86,275
Administration and fund accounting fees (Note 4)	35,974
Transfer agent fees and expenses (Note 4)	12,699
Audit fees	8,085
Chief Compliance Officer fee (Note 4)	4,464
Trustee fees	4,253
Legal fees	4,206
Registration fees	3,625
Custody fees (Note 4)	3,073
Miscellaneous expenses	1,067
Reports to shareholders	992
Insurance expense	882
Total expenses	165,595
Less: advisory fee waiver (Note 4)	(38,720)
Net expenses	126,875
Net investment income	279,463

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(69,233)
Net change in unrealized appreciation on investments	1,809,030
Net realized and unrealized gain on investments	1,739,797
Net Increase in net assets resulting from operations	$2,019,260

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

April 1, 2016*
through
September 30, 2016
(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$279,463
Net realized loss on investments	(69,233)
Net change in unrealized appreciation on investments	1,809,030
Net increase in net assets resulting from operations	2,019,260

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(262,910)
Total distributions to shareholders	(262,910)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	22,745,940
Total increase in net assets	24,502,290

NET ASSETS
Beginning of period	—
End of period	$24,502,290
Undistributed net investment Income	$16,553

(a)	A summary of share transactions is as follows:

	April 1, 2016*
	through
	September 30, 2016
	(Unaudited)
	Shares	Paid in Capital
Shares sold	2,375,480	$24,013,088
Shares issued
on reinvestments
of distributions	24,593	262,910
Shares redeemed	(143,768)	(1,530,058)
Net increase	2,256,305	$22,745,940

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

	April 1, 2016*
	through
	September 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.13
Net realized and unrealized gain on investments	0.85
Total from investment operations	0.98

Less distributions:
From net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$10.86

Total return	9.84	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$24,502

Ratio of expenses to average net assets:
Before advisory fee waiver	1.63	%†
After advisory fee waiver	1.25	%†
Ratio of net investment income to average net assets:
Before advisory fee waiver	2.37	%†
After advisory fee waiver	2.75	%†
Portfolio turnover rate	11.10	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Aasgard Dividend Growth Small & Mid-Cap Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek a combination of dividend income and capital appreciation, with a secondary focus on lower than market volatility. The Fund commenced operations on April 1, 2016.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited), Continued

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, quarterly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end funds are valued at

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited), Continued

their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2016:

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$459,417	$—	$—	$459,417
Finance and Insurance	2,342,468	—	—	2,342,468
Health Care and Social Assistance	482,387	—	—	482,387
Information	450,727	—	—	450,727
Management of Companies
and Enterprises	525,822	—	—	525,822
Manufacturing	10,357,475	—	—	10,357,475
Professional, Scientific,
and Technical Services	1,848,730	—	—	1,848,730
Retail Trade	1,878,670	—	—	1,878,670
Transportation and Warehousing	1,841,566	—	—	1,841,566
Utilities	491,659	—	—	491,659
Wholesale Trade	921,097	—	—	921,097
Total Common Stocks	21,600,018	—	—	21,600,018
REITs	2,276,020	—	—	2,276,020
Closed-End Funds	461,738	—	—	461,738
Money Market Funds	160,705	—	—	160,705
Total Investments in Securities	$24,498,481	$—	$—	$24,498,481

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2016, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended September 30, 2016.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund.  For the period ended September 30, 2016, the Fund incurred $86,275 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to 1.25% of average daily net assets of the Fund.  Any such reduction made by the

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited), Continued

Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended September 30, 2016, the Advisor reduced its fees and absorbed Fund expenses in the amount of $38,720. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2020	$38,720
$38,720

U.S. Bancorp Fund Services, LLC (the “Administrator” or “Transfer Agent”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Pursuant to the Administration Agreement, the Administrator receives from the Fund, a combined fee that covers both fund accounting and fund administration services.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended September 30, 2016, the Fund incurred the following expenses for administration and fund accounting, transfer agency, Chief Compliance Officer, and custody fees:

Administration and Fund Accounting	$35,974
Transfer Agency (a)	9,801
Chief Compliance Officer	4,464
Custody	3,073

(a) Does not include out-of-pocket expenses.

At September 30, 2016, the Fund had payables due to USBFS for administration and fund accounting, transfer agency, Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited), Continued

Administration and Fund Accounting	$11,755
Transfer Agency (a)	3,264
Chief Compliance Officer	1,464
Custody	376

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2016, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $24,950,074 and $2,352,095, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended September 30, 2016, were characterized as follows:

September 30, 2016
Ordinary income	$262,910

The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

Cost of investments	$22,689,451
Gross unrealized appreciation	$2,342,355
Gross unrealized depreciation	(533,325)
Net unrealized appreciation	$1,809,030

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2016 (Unaudited), Continued

•
Small- and Medium-Sized Companies Risk – Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Investment Style Risk – The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Growth Stock Risk – Growth style companies may lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•	New Fund Risk – The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on March 8-9, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the initial investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Coldstream Capital Management, Inc. (the “Advisor”) for the Aasgard Dividend Growth Small & Mid-Cap Fund (the “Fund”) for a period not to exceed two years.  At this meeting, and at a prior meeting held on December 2-3, 2015, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Fund, noting that the Advisor currently serves as investment advisor to one other mutual fund within the Trust.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record and the Advisor’s business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor currently manages other accounts with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Morningstar peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.  The Board noted that the Advisor was

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

agreeing to waive its advisory fees and reimburse each Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.25% (the “Expense Cap”).

The Board noted that the Fund’s expected total operating expenses were above the peer group median, but below the peer group average, taking into account the Expense Cap.  The Board also noted that the Fund’s expected contractual advisory fee was above the peer group median and average.  The Board further considered when the Fund’s peer group was adjusted to include only funds with similar asset sizes to that expected for the Fund, the Fund’s total expense ratio fell below the peer group median and average.  The Board also noted that the contractual advisory fee was equal to the peer group median and slightly below the peer group average when the peer group was adjusted to include only funds with similar asset sizes.  The Board considered that the expected contractual advisory fee of the Fund is less than or in general alignment with the fees charged by the Advisor to its other accounts with substantially similar objectives, policies, strategies and risks as the Fund.  The Board determined that it would continue to monitor the appropriateness of the advisory fee and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grew.  The Board noted that the advisory fee for the Fund did not contain breakpoints, but that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than three years, so that the Fund does not exceed the Expense Cap.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that the subject of advisory fee breakpoints would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the expected profitability to the Advisor from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund, noting the Fund does not charge Rule 12b-1 fees or shareholder servicing fees.  The Board considered the estimated profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to obtain adequate funding to support the services it provides to the Fund.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTICE TO SHAREHOLDERS at September 30, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 476-1909.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

ADDITIONAL INFORMATION

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (877) 476-1909 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Coldstream Capital Management, Inc.
One – 100th Avenue NE, Suite 102
Bellevue, Washington 98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
(877) 476-1909

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (877) 476-1909. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  12/2/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  12/2/2016

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 12/2/2016

* Print the name and title of each signing officer under his or her signature.